Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001757073
Registrant Name	Envista Holdings Corp
Registration File Number	333-299917
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES